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Emerging Markets Leaders Portfolio
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Prospectus Supplement

June 18, 2020

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 18, 2020 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2020

Emerging Markets Leaders Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Leaders Portfolio
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The second sentence of the seventh paragraph of the section of the Prospectus entitled "Fund Summary—Emerging Markets Leaders Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as options, futures, swaps, CFDs, structured investments and other related instruments and techniques.

Please retain this supplement for future reference.